Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI ACWI ex U.S. ETF(a)	2,336,400	$133,338,348
Total Investment Companies — 99.9%
(Cost: $115,531,759)		133,338,348

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	60,000	60,000

Total Short-Term Investments — 0.1%
(Cost: $60,000)		60,000

Total Investments in Securities — 100.0%
(Cost: $115,591,759)		133,398,348

Other Assets, Less Liabilities — 0.0%		25,846

Net Assets — 100.0%		$133,424,194

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$70,000	$—	$(10,000	)(a)	$—	$—	$60,000	60,000	$1	$—
iShares MSCI ACWI ex U.S. ETF.	120,314,149	12,316,397	(409,652)		(9,794)	1,127,248	133,338,348	2,336,400	—	—
					$(9,794)	$1,127,248	$133,398,348		$1	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,758,000	USD	5,827,096	BNP	11/04/21	$8,916
AUD	38,000	USD	27,435	JPM	11/04/21	1,150
AUD	200,000	USD	144,490	MS	11/04/21	5,962
AUD	2,000	USD	1,502	SSB	11/04/21	2
BRL	9,381,000	USD	1,661,825	MS	11/04/21	15
CAD	5,146,000	USD	4,151,497	BNP	11/04/21	6,541
CAD	6,549,000	USD	5,283,360	HSBC	11/04/21	8,320
CAD	167,000	USD	131,818	SSB	11/04/21	3,121
CHF	2,000	USD	2,175	SSB	11/04/21	9
CHF	502,000	USD	538,557	UBS	11/04/21	9,746
CLP	1,363,000	USD	1,675	MS	11/04/21	—
CNY	96,000	USD	14,848	SSB	11/04/21	131

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	4,000	USD	1,240	DB	11/04/21	$24
JPY	533,000	USD	4,666	BNP	11/04/21	11
JPY	36,635,000	USD	328,758	JPM	11/04/21	(7,323)
JPY	2,229,729,000	USD	19,554,738	SSB	11/04/21	8,846
KRW	6,687,427,000	USD	5,694,720	MS	11/04/21	19,292
NOK	4,727,000	USD	558,793	CITI	11/04/21	750
NZD	283,000	USD	202,527	BNP	11/04/21	266
NZD	3,000	USD	2,069	DB	11/04/21	80
NZD	1,000	USD	689	UBS	11/04/21	27
SEK	7,000	USD	815	BBP	11/04/21	1
SEK	26,436,000	USD	3,078,069	SSB	11/04/21	227
THB	5,000	USD	150	BBP	11/04/21	1
THB	21,337,000	USD	639,871	SSB	11/04/21	3,137
TRY	895,000	USD	92,966	SSB	11/04/21	2
TWD	157,001,000	USD	5,636,367	MS	11/04/21	8,323
USD	1,884,191	BRL	10,323,000	MS	11/04/21	55,476
USD	414,069	CAD	512,000	JPM	11/04/21	366
USD	9,396	CLP	7,630,000	MS	11/04/21	18
USD	82,876	CNY	529,000	SSB	11/04/21	333
USD	93,226	DKK	596,000	BOA	11/04/21	604
USD	2,188,036	DKK	14,031,000	SSB	11/04/21	7,534
USD	28,291,712	EUR	24,394,000	MS	11/04/21	91,157
USD	517,249	GBP	375,000	JPM	11/04/21	4,042
USD	11,283,428	GBP	8,368,000	SSB	11/04/21	(168,631)
USD	494,282	HKD	3,843,000	SSB	11/04/21	352
USD	6,424	MXN	133,000	HSBC	11/04/21	(35)
USD	715,910	MXN	14,777,000	JPM	11/04/21	(1,730)
USD	32,127	MXN	652,000	SSB	11/04/21	463
USD	7,215	NOK	63,000	BNP	11/04/21	(242)
USD	24,659	NOK	206,000	JPM	11/04/21	274
USD	508,053	NOK	4,436,000	SSB	11/04/21	(17,044)
USD	3,017,495	SEK	26,393,000	BNP	11/04/21	(55,794)
USD	617,120	THB	20,807,000	CITI	11/04/21	(9,916)
USD	100,285	TRY	907,000	CITI	11/04/21	6,070
USD	5,376	TRY	50,000	UBS	11/04/21	182
USD	53,935	ZAR	785,000	SSB	11/04/21	2,555
MYR	2,213,000	USD	533,310	MS	11/05/21	715
USD	809,469	SGD	1,099,000	SSB	11/05/21	(5,500)
USD	37,175	SGD	50,000	SSB	11/05/21	98
RUB	96,863,000	USD	1,363,518	MS	11/08/21	947
USD	4,527,111	INR	337,400,000	MS	11/08/21	29,483
INR	4,567,000	USD	60,689	MS	12/03/21	7
JPY	24,704,000	USD	216,707	UBS	12/03/21	91
NZD	1,000	USD	716	SSB	12/03/21	—
THB	76,000	USD	2,277	BNP	12/03/21	12
USD	1,657,040	BRL	9,408,000	MS	12/03/21	45
USD	186,707	CAD	231,000	MS	12/03/21	57
USD	278,196	CHF	254,000	DB	12/03/21	555
USD	114,792	CHF	105,000	JPM	12/03/21	20

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,005,348	CHF	7,309,000	MS	12/03/21	$16,080
USD	231,881	CLP	188,721,000	MS	12/03/21	719
USD	20,566	CNH	132,000	DB	12/03/21	14
USD	1,936,621	CNH	12,429,000	MS	12/03/21	1,463
USD	112,073	DKK	720,000	DB	12/03/21	112
USD	2,160,178	DKK	13,878,000	MS	12/03/21	2,138
USD	36,388	DKK	234,000	SOC	12/03/21	1
USD	741,073	EUR	640,000	BBP	12/03/21	776
USD	27,753,753	EUR	23,969,000	SSB	12/03/21	28,471
USD	185,051	GBP	135,000	BBP	12/03/21	292
USD	82,192	GBP	60,000	JPM	12/03/21	77
USD	12,059,920	GBP	8,798,000	SSB	12/03/21	19,070
USD	368,453	HKD	2,866,000	JPM	12/03/21	63
USD	11,426,044	HKD	88,876,000	SSB	12/03/21	2,112
USD	20,276	ILS	64,000	DB	12/03/21	48
USD	319,346	ILS	1,008,000	SSB	12/03/21	753
USD	4,689,599	INR	352,686,000	MS	12/03/21	2,357
USD	5,654,836	KRW	6,646,835,000	MS	12/03/21	1,022
USD	6,638	MXN	137,000	DB	12/03/21	15
USD	732,047	MXN	15,109,000	SSB	12/03/21	1,601
USD	1,483	SGD	2,000	SSB	12/03/21	—
USD	2,741	ZAR	42,000	CITI	12/03/21	1
USD	20,254	ZAR	309,000	MS	12/03/21	101
USD	1,200,529	ZAR	18,316,000	SSB	12/03/21	5,967
						103,394
BRL	942,000	USD	172,112	MS	11/04/21	(5,237)
CAD	3,000	USD	2,434	CITI	11/04/21	(10)
CHF	7,309,000	USD	7,999,313	MS	11/04/21	(16,158)
CLP	188,764,000	USD	232,777	MS	11/04/21	(764)
CNH	12,429,000	USD	1,940,957	MS	11/04/21	(1,512)
CNY	3,000	USD	469	SSB	11/04/21	(1)
DKK	910,000	USD	141,913	BNP	11/04/21	(493)
DKK	13,878,000	USD	2,158,958	MS	11/04/21	(2,233)
EUR	6,000	USD	6,989	CITI	11/04/21	(53)
EUR	23,969,000	USD	27,738,125	SSB	11/04/21	(28,889)
EUR	641,000	USD	743,334	UBS	11/04/21	(2,309)
GBP	2,000	USD	2,764	JPM	11/04/21	(27)
GBP	86,000	USD	115,964	SSB	11/04/21	1,731
GBP	8,798,000	USD	12,059,788	SSB	11/04/21	(19,251)
HKD	22,000	USD	2,830	BNP	11/04/21	(2)
HKD	1,536,000	USD	197,337	DB	11/04/21	80
HKD	88,876,000	USD	11,425,116	SSB	11/04/21	(2,147)
ILS	1,008,000	USD	319,308	SSB	11/04/21	(758)
MXN	449,000	USD	21,754	CITI	11/04/21	52
MXN	15,113,000	USD	735,582	SSB	11/04/21	(1,625)
NOK	1,000	USD	120	JPM	11/04/21	(1)
SEK	1,211,000	USD	138,456	BOA	11/04/21	2,556
THB	396,000	USD	11,749	BNP	11/04/21	185
TRY	62,000	USD	6,858	JPM	11/04/21	(418)

Schedule of Investments (unaudited) (continued)	iShares ®Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	3,352,000	USD	120,673	MS	11/04/21	$(158)
USD	250,456	AUD	335,000	BOA	11/04/21	(1,550)
USD	5,536,088	AUD	7,663,000	JPM	11/04/21	(228,459)
USD	44,190	CAD	56,000	BOA	11/04/21	(1,059)
USD	1,292,971	CAD	1,638,065	CITI	11/04/21	(30,608)
USD	6,327,929	CAD	8,016,916	HSBC	11/04/21	(149,848)
USD	1,296,082	CAD	1,642,019	MS	11/04/21	(30,692)
USD	8,385,088	CHF	7,813,000	SSB	11/04/21	(148,554)
USD	223,981	CLP	182,497,000	MS	11/04/21	(329)
USD	1,770,594	CNH	11,449,000	JPM	11/04/21	(15,929)
USD	85,057	CNY	550,000	SSB	11/04/21	(762)
USD	25,055	DKK	161,000	DB	11/04/21	35
USD	256,921	EUR	222,000	JPM	11/04/21	279
USD	192,599	GBP	143,000	MS	11/04/21	(3,105)
USD	59,606	HKD	464,000	JPM	11/04/21	(30)
USD	11,064,648	HKD	86,127,000	UBS	11/04/21	(5,000)
USD	5,270	ILS	17,000	BNP	11/04/21	(102)
USD	294,831	ILS	951,000	JPM	11/04/21	(5,706)
USD	13,690	ILS	44,000	SSB	11/04/21	(215)
USD	18,098,435	JPY	2,018,922,000	BOA	11/04/21	384,466
USD	813,768	JPY	93,042,000	HSBC	11/04/21	(2,580)
USD	1,388,880	JPY	154,933,000	SSB	11/04/21	29,502
USD	5,646,263	KRW	6,687,427,000	MS	11/04/21	(67,750)
USD	2,627	NOK	23,000	JPM	11/04/21	(96)
USD	198,258	NZD	287,000	JPM	11/04/21	(7,402)
USD	132,742	SEK	1,144,000	BBP	11/04/21	(470)
USD	13,348	SEK	117,000	JPM	11/04/21	(276)
USD	27,886	THB	931,000	HSBC	11/04/21	(170)
USD	5,762,376	TWD	160,353,000	MS	11/04/21	(2,829)
USD	1,166,285	ZAR	17,621,000	CITI	11/04/21	12,950
ZAR	90,000	USD	5,969	CITI	11/04/21	(79)
ZAR	18,316,000	USD	1,204,896	SSB	11/04/21	(6,072)
SGD	3,000	USD	2,210	DB	11/05/21	15
SGD	1,149,000	USD	852,051	SSB	11/05/21	(5)
USD	526,958	MYR	2,213,000	MS	11/05/21	(7,067)
USD	2,207	SGD	3,000	UBS	11/05/21	(18)
INR	352,773,000	USD	4,706,213	MS	11/08/21	(3,659)
USD	204,187	INR	15,373,000	MS	11/08/21	(739)
USD	1,323,406	RUB	96,863,000	MS	11/08/21	(41,059)
BRL	466,000	USD	82,126	MS	12/03/21	(51)
CLP	7,182,000	USD	8,818	MS	12/03/21	(21)
CNY	15,000	USD	2,335	SSB	12/03/21	(1)
JPY	2,662,000	USD	23,373	JPM	12/03/21	(12)
KRW	50,167,000	USD	42,688	MS	12/03/21	(16)
MXN	46,000	USD	2,225	MS	12/03/21	(1)
MYR	9,000	USD	2,170	MS	12/03/21	(3)
NOK	66,000	USD	7,814	JPM	12/03/21	(3)
RUB	441,000	USD	6,184	MS	12/03/21	(5)
USD	5,827,717	AUD	7,758,000	BNP	12/03/21	(8,945)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	199,814	AUD	266,000	JPM	12/03/21	$(308)
USD	36,857	AUD	49,000	MS	12/03/21	(7)
USD	4,151,430	CAD	5,146,000	BNP	12/03/21	(6,592)
USD	341,230	CAD	423,000	DB	12/03/21	(559)
USD	5,283,292	CAD	6,549,000	HSBC	12/03/21	(8,368)
USD	536	CLP	439,000	MS	12/03/21	(1)
USD	220,927	EUR	191,000	MS	12/03/21	(6)
USD	67,149	INR	5,055,000	MS	12/03/21	(32)
USD	19,558,597	JPY	2,229,729,000	SSB	12/03/21	(9,083)
USD	4,796	KRW	5,640,000	MS	12/03/21	(1)
USD	526,945	MYR	2,190,000	MS	12/03/21	(432)
USD	558,671	NOK	4,727,000	CITI	12/03/21	(760)
USD	15,955	NOK	135,000	MS	12/03/21	(22)
USD	202,439	NZD	283,000	BNP	12/03/21	(273)
USD	1,417,949	RUB	101,237,000	MS	12/03/21	(456)
USD	124,027	SEK	1,065,000	DB	12/03/21	(15)
USD	14,321	SEK	123,000	JPM	12/03/21	(5)
USD	3,078,767	SEK	26,436,000	SSB	12/03/21	(284)
USD	31,881	SGD	43,000	DB	12/03/21	(2)
USD	851,938	SGD	1,149,000	SSB	12/03/21	(4)
USD	6,203	THB	207,000	HSBC	12/03/21	(33)
USD	639,102	THB	21,337,000	SSB	12/03/21	(3,732)
USD	408	TRY	4,000	BNP	12/03/21	(2)
USD	7,886	TRY	77,000	DB	12/03/21	(1)
USD	91,667	TRY	895,000	SSB	12/03/21	(11)
USD	5,728,389	TWD	159,385,000	MS	12/03/21	(6,670)
						(459,131)
	Net unrealized depreciation					$(355,737)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$133,338,348	$—	$—	$133,338,348
Money Market Funds	60,000	—	—	60,000
	$133,398,348	$—	$—	$133,398,348
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$801,460	$—	$801,460
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,157,197)	—	(1,157,197)
	$—	$(355,737)	$—	$(355,737)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale
BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.
DB	Deutsche Bank AG London

HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
SSB	State Street Bank and Trust Co.
UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CA	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand